Trade Payables And Accruals - Summary of Trade Payables and Accruals (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Trade Payables And Accruals [Abstract]
Trade payables under supply-chain financing arrangements (reverse factoring)	$ 38.2	$ 19.4